Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	38
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72%		November 15, 2017
Class A-2a Notes	$315,700,000.00	1.04%		September 15, 2019
Class A-2b Notes	$150,000,000.00	1.90538%	*	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.22%		March 15, 2021
Class A-4 Notes	$121,570,000.00	1.40%		February 15, 2022
Class B Notes	$39,520,000.00	1.73%		March 15, 2022
Class C Notes	$26,350,000.00	1.93%		April 15, 2023
Total	$1,317,340,000.00
		* One-month LIBOR + 0.14%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$501,021.76

Principal:
Principal Collections	$11,978,301.98
Prepayments in Full	$4,634,097.10
Liquidation Proceeds	$106,607.37
Recoveries	$66,355.73
Sub Total	$16,785,362.18
Collections	$17,286,383.94

Purchase Amounts:
Purchase Amounts Related to Principal	$293,535.70
Purchase Amounts Related to Interest	$711.12
Sub Total	$294,246.82

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,580,630.76

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	38
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$17,580,630.76
Servicing Fee	$233,896.62	$233,896.62	$0.00	$0.00	$17,346,734.14
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,346,734.14
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$17,346,734.14
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$17,346,734.14
Interest - Class A-3 Notes	$48,998.73	$48,998.73	$0.00	$0.00	$17,297,735.41
Interest - Class A-4 Notes	$141,831.67	$141,831.67	$0.00	$0.00	$17,155,903.74
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,155,903.74
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$17,098,929.07
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,098,929.07
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$17,056,549.49
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,056,549.49
Regular Principal Payment	$15,804,649.27	$15,804,649.27	$0.00	$0.00	$1,251,900.22
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,251,900.22
Residual Released to Depositor	$0.00	$1,251,900.22	$0.00	$0.00	$0.00
Total		$17,580,630.76

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$15,804,649.27
Total					$15,804,649.27
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$15,804,649.27	$41.87	$48,998.73	$0.13	$15,853,648.00	$42.00
Class A-4 Notes	$0.00	$0.00	$141,831.67	$1.17	$141,831.67	$1.17
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$15,804,649.27	$12.00	$290,184.65	$0.22	$16,094,833.92	$12.22

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	38

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$48,195,472.13	0.1276701	$32,390,822.86	0.0858035
Class A-4 Notes	$121,570,000.00	1.0000000	$121,570,000.00	1.0000000
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$235,635,472.13	0.1788722	$219,830,822.86	0.1668748

Pool Information
Weighted Average APR	2.207%	2.203%
Weighted Average Remaining Term	26.06	25.26
Number of Receivables Outstanding	25,169	24,468
Pool Balance	$280,675,938.31	$263,497,534.63
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$261,982,245.51	$246,177,596.24
Pool Factor	0.1962771	0.1842642

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$7,149,991.01
Yield Supplement Overcollateralization Amount	$17,319,938.39
Targeted Overcollateralization Amount	$43,666,711.77
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$43,666,711.77

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	38
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		64	$165,861.53
(Recoveries)		114	$66,355.73
Net Loss for Current Collection Period			$99,505.80
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4254%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2240%
Second Prior Collection Period			0.3753%
Prior Collection Period			0.7942%
Current Collection Period			0.4389%
Four Month Average (Current and Prior Three Collection Periods)			0.4581%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,284	$13,097,815.84
(Cumulative Recoveries)			$2,058,970.80
Cumulative Net Loss for All Collection Periods			$11,038,845.04
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7719%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,988.37
Average Net Loss for Receivables that have experienced a Realized Loss			$3,361.40

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.09%	397	$5,520,257.35
61-90 Days Delinquent	0.21%	40	$554,200.37
91-120 Days Delinquent	0.05%	8	$125,656.01
Over 120 Days Delinquent	0.25%	37	$663,431.80
Total Delinquent Receivables	2.60%	482	$6,863,545.53

Repossession Inventory:
Repossessed in the Current Collection Period		7	$105,039.44
Total Repossessed Inventory		18	$326,656.84

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3164%
Prior Collection Period			0.2940%
Current Collection Period			0.3474%
Three Month Average			0.3193%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5098%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	38

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer